File Nos. 2-80168
                                                                        811-3596

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|

           Pre-Effective Amendment No. __                                  |_|


           Post-Effective Amendment No. 25                                 |X|


    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |X|


           Amendment No. 25                                                |X|


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               SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

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                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

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     It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b)         |_| on (date) pursuant to paragraph (a)(1)


|X| on November 30, 2001 pursuant to paragraph (b)            |_| 75 days after filing pursuant to paragraph
                                                                  (a)(2)


|_| 60 days after filing pursuant to paragraph (a)(1)         |_| on (date) pursuant to paragraph (a)(2)
                                                                  of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 S E L I G M A N
                                                  ------------------------------
                                                  COMMUNICATIONS AND INFORMATION
                                                                      FUND, INC.


                                   PROSPECTUS

                                DECEMBER 3, 2001

                                   ----------

                                 CLASS I SHARES

                             Seeking Capital Gain by

                             Investing in Companies

                                Operating in the

                                 Communications,

                            Information, and Related

                                   Industries


                                   managed by

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

Table of Contents

The Fund
      Investment Objective                                       1
      Principal Investment Strategies                            1
      Principal Risks                                            2
      Past Performance                                           3
      Fees and Expenses                                          4
      Management                                                 5

Shareholder Information

      Pricing of Fund Shares                                     6
      How to Buy and Fund Shares                                 6
      How to Exchange Shares Among
        the Seligman Mutual Funds                                7
      How to Sell Shares                                         7
      Important Policies That May Affect
        Your Account                                             7
      Dividends and Capital Gain Distributions                   8
      Taxes                                                      8
      The Seligman Mutual Funds                                  9

Financial Highlights                                            11

How to Contact Us                                               12

For More Information                                    back cover

TIMES CHANGE ... VALUES ENDURE

The Fund

INVESTMENT OBJECTIVE

The Fund's investment objective is capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in the securities of companies operating in the communications, information and related industries. The Fund generally invests at least 65% of its total assets in securities of companies engaged in these industries.

The Fund may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Fund uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

     o    Robust growth prospects

     o    High profit margins or return on capital

     o    Attractive valuation relative to expected earnings or cash flow

     o    Quality management

     o    Unique competitive advantages

The Fund generally sells a stock if the investment manager believes its target price has been reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Fund invests primarily in common stocks. However, the Fund may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund may, from time to time, borrow money to purchase securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Fund concentrates its investments in companies in the communications, information and related industries. Therefore, the Fund may be susceptible to factors affecting these industries and the Fund's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Stocks of companies in the technology sector, like those in which the Fund may invest, recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this negative period continues, the value of technology stocks may decline.

The Fund may be negatively affected by the broad investment environment in the international or US securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Only Class I shares are offered by this Prospectus. Because Class I shares have no operating history, the information presented below is for Class A shares, which are not offered by this Prospectus, but which would have substantially similar annual returns to Class I shares because the assets are invested in the same portfolio of securities. The annual returns of the two Classes would differ only to the extent that the Classes do not have the same expenses. The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of Class A shares compares to one widely-used measure of stock performance, and one measure of the performance of mutual funds with investment objectives similar to the Fund. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Class I shares are not subject to any sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                          Class A Annual Total Returns

                         [GRAPHIC OF BAR CHART OMITTED]

                              1991             54.91%
                              1992             17.31%
                              1993             35.13%
                              1994             35.30%
                              1995             43.39%
                              1996             11.94%
                              1997             22.95%
                              1998             33.92%
                              1999             74.51%
                              2000            (37.50)%

              Best quarter return: 45.10% - quarter ended 12/31/98.
            Worst quarter return: (28.91)% - quarter ended 12/31/00.

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               Average Annual Total Returns - Years Ended 12/31/00

                                                  ONE         FIVE         TEN
                                                  YEAR        YEARS       YEARS
                                                  ----        -----       -----
Class A                                         (40.47)%      13.87%      24.74%

H&Q Technology Index                            (35.52)       26.51       27.71
S&P 500 Index                                    (9.11)       18.33       17.46
Lipper Science & Technology Funds Average       (33.19)       27.41       28.14

The Hambrecht and Quist Technology Funds Index (H&Q Technology Index), Standard & Poor's 500 Composite Stock Index (S&P 500 Index) and the Lipper Science & Technology Funds Average are unmanaged benchmarks that assume the reinvestment of dividends and capital gain distributions. The Lipper Science & Technology Funds Average does not reflect any sales charges and the S&P 500 Index and H&Q Technology Index do not reflect any fees or sales charges.The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalizations. The H&Q Technology Index measures the performance of US technology stocks. The Lipper Science & Technology Funds Average measures the performance of mutual funds with objectives similar to the Fund.
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FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
----------------

Maximum Sales Charge (Load) on Purchases................................    none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions ..    none

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)

Management Fees ........................................................    .82%
Distribution and/or Service (12b-1) Fees ...............................    none
Other Expenses (1)......................................................    .15%
                                                                            ---
Total Annual Fund Operating Expenses ...................................    .97%
                                                                            ===

(1) Class I shares are new, effective November 30, 2001. Other expenses are based on estimated expenses for the current fiscal year.

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Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as transfer agency, registration, custody, auditing and legal fees.
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Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year     3 Years      5 Years      10 Years
                                  ------     -------      -------      --------
Class I                            $99         $309         $536         $1190

MANAGEMENT

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with the Fund's investment objective and strategies, and administers the Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $15.5 billion in assets as of September 30, 2001.

Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at September 30, 2001, of approximately $10.5 billion.

The Fund pays Seligman a management fee for its services. The management fee rate declines as the Fund's net assets increase. It is equal to an annual rate of .90% of the Fund's average daily net assets on the first $3 billion of net assets, .85% of the Fund's average daily net assets on the next $3 billion of net assets and .75% of the Fund's average daily net assets in excess of $6 billion. For the year ended December 31, 2000, the management fee paid by the Fund to Seligman was equal to .82% of the Fund's average daily net assets.

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Affiliates of Seligman:

Seligman Advisors, Inc.:

The Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (SDC):

The Fund's shareholder service agent; provides shareholder account services to the Fund at cost.
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Portfolio Management

The Fund is managed by Seligman's Technology Group, which is headed by Mr. Paul
H. Wick. Mr. Wick, a Director and Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Fund since January 1990. Mr. Wick is also Co-Portfolio Manager of Seligman Global Technology Fund, a series of Seligman Global Fund Series, Inc.; and he manages Seligman Communications and Information Portfolio and is Co-Portfolio Manager of Seligman Global Technology Portfolio. Mr. Wick is a Vice President and Co-Portfolio Manager of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a Director of Seligman in November 1997.

Shareholder Information

The Fund offers five Classes of shares. Only Class I shares are offered by this Prospectus. The Fund's Board of Directors believes that no conflict of interest currently exists among the Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Purchase or sale orders received by Seligman Advisors before the close of regular trading on the New York Stock Exchange (NYSE)(normally 4:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. If your purchase and sale orders are handled by an authorized dealer or financial advisor, then purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the NYSEand received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading of the NYSE on that day. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." You or an authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business. Class I shares are not subject to any initial or contingent sales charges or distribution expenses.

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NAV:

Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
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If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

The NAV of the Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by the Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

HOW TO BUY FUND SHARES

Class I shares are not subject to any initial or contingent sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by a "qualified State tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisers.

To make your initial investment in the Fund, an account must be established by SDC.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current Prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors by 4:00 p.m. Eastern time to receive that day's NAV.

HOW TO SELL SHARES

Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees and expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require aditional documents to sell Fund shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, the Fund reserves the right to:

     o Refuse an exchange request or a purchase request when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations;

     o    Reject any request received by telephone;

     o    Suspend or terminate telephone services;

     o    Reject a signature guarantee that SDC believes may be fraudulent;

     o Close your account if it does not have a certified taxpayer identification number.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that the Fund's distributions will be primarily capital gains.

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Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
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Institutional shareholders such as tax-deferred retirement plans and qualified State tuition programs generally will have dividend and capital gain distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)  reinvest both dividends and capital gain distributions;

(2)  receive dividends in cash and reinvest capital gain distributions; or

(3)  receive both dividends and capital gain distributions in cash.

If you want to change your election, you may write SDC at the address listed on the back cover of this Prospectus or, an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends and capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check, by wire transfer or directly deposited into a predesignated bank account, generally within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

TAXES

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans and qualified State tuition programs are not taxed currently on dividends or capital gain distributions or on exchanges.

Dividends paid by the Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
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Seligman Communications and Information Fund+

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund+

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SMALL COMPANY
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Seligman Frontier Fund+

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund+

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Small-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY
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Seligman Capital Fund+

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
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Seligman Common Stock Fund+

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Growth Fund+

Seeks long-term growth of capital value and an increase in future income.

Seligman Global Growth Fund+

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman International Growth Fund+

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US. Seligman Large-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

TAX AWARE
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Seligman Tax Aware Fund, Inc.

Seeks long-term capital appreciation consistent with maximizing after-tax returns.

BALANCED
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Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

FIXED-INCOME

INCOME
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Seligman High-Yield Bond Series+

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman Investment Grade Fixed Income Fund, Inc.+

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a seconday objective.

Seligman U.S. Government Securities Series

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
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Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California              Louisiana                New Jersey
  o High-Yield          Maryland                 New York
  o Quality             Massachusetts            North Carolina
Colorado                Michigan                 Ohio
Florida                 Minnesota                Oregon
Georgia                 Missouri                 Pennsylvania
                                                 South Carolina

* A small portion of income may be subject to state and local taxes.

MONEY MARKET
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Seligman Cash Management Fund+

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Time Horizon/Harvester Series. Inc. is an asset-allocation type mutual fund. It offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

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+    Offers Class I Shares.

Financial Highlights

The table below describes the Fund's performance of Class A shares for the past five and one-half years. It is intended to help you understand the financial performance of the Fund's Class A shares. Class I shares are a new Class, so financial highlights are not available. Certain information reflects financial results for a single share of Class A shares held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information. Their reports, along with the Fund's financial statements, are included in the Fund's Annual and Mid-Year Reports, which are available upon request.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS                          Year ended December 31,
                                                 ENDED       ------------------------------------------------------------------
                                                6/30/01         2000          1999          1998          1997          1996
                                              ----------     ----------    ----------    ----------    ----------    ----------
Per Share Data:*
Net asset value, beginning of period .......  $    25.30     $    47.25    $    30.73    $    23.25    $    23.51    $    21.99
                                              ----------     ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income (loss) ............       (0.15)         (0.44)        (0.38)        (0.28)        (0.33)        (0.26)
Net gains or losses on securities
(both realized and unrealized) .............        3.18         (15.82)        22.45          8.11          6.01          2.84
                                              ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........        3.03         (16.26)        22.07          7.83          5.68          2.58
                                              ----------     ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income
    (loss) .................................          --             --            --            --            --            --
                                              ----------     ----------    ----------    ----------    ----------    ----------
Distributions from capital gains ...........          --          (5.69)        (5.55)        (0.35)        (5.94)        (1.06)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Total distributions ........................          --          (5.69)        (5.55)        (0.35)        (5.94)        (1.06)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    28.33     $    25.30    $    47.25    $    30.73    $    23.25    $    23.51
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return: ..............................       11.98%        (37.50)%       74.51%        33.92%        22.95%        11.94%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)  ..  $4,080,951     $3,817,360    $6,454,961    $3,890,596    $3,107,481    $2,414,672
Ratio of expenses to average
  net assets ...............................        1.42%+         1.31%         1.39%         1.44%         1.53%         1.68%
Ratio of net income (loss) to average ......       (1.09)%+       (1.01)%       (1.09)%       (1.13)%       (1.21)%       (1.16)%
  net assets
Portfolio turnover rate ....................       65.83%        106.93%       119.23%       126.70%       164.57%       121.32%

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*    Per share amounts are calculated based on average shares outstanding
+    Annualized

How to Contact Us
The Fund                   Write:         Corporate Communications/

                                          Investor Relations Department
                                          J. & W. Seligman & Co. Incorporated
                                          100 Park Avenue, New York, NY 10017

                           Phone:         Toll-Free (800) 221-7844 in the US or
                                          (212) 850-1864 outside the US

                           Website:       http://www.seligman.com

Your Regular
(Non-Retirement)
Account                    Write:         Shareholder Services Department

                                          Seligman Data Corp.
                                          100 Park Avenue, New York, NY 10017

                           Phone:         Toll-Free (800) 221-2450 in the US or
                                          (212) 682-7600 outside the US

                           Website:       http://www.seligman.com

Your Retirement
Account                    Write:         Retirement Plan Services

                                          Seligman Data Corp.
                                          100 Park Avenue, New York, NY 10017

                           Phone:         Toll-Free (800) 445-1777

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24-hour automated telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transactions, and other information. Alternatively, you may access our website at http://www.seligman.com.
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For More Information

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The follwing information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
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                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811-3596

               SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.


                       Statement of Additional Information

                                December 3, 2001


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Communications and Information Fund, Inc., dated May 1, 2001, offering Class A shares, Class B shares, Class C shares, Class D shares, and the current Prospectus dated December 3, 2001, offering Class I shares (together, the "Prospectuses"). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual and Mid-Year Reports, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual and Mid-Year Reports will be furnished to you without charge if you request a copy of this SAI.




                                Table of Contents


         Fund History ..................................................  2
         Description of the Fund and its Investments and Risks .........  2
         Management of the Fund ........................................  5
         Control Persons and Principal Holders of Securities ...........  9
         Investment Advisory and Other Services ........................  10
         Brokerage Allocation and Other Practices ......................  15
         Capital Stock and Other Securities ............................  16
         Purchase, Redemption, and Pricing of Shares ...................  16
         Taxation of the Fund ..........................................  21
         Underwriters ..................................................  22
         Calculation of Performance Data ...............................  24
         Financial Statements ..........................................  27
         General Information ...........................................  27
         Appendix ......................................................  28

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland in 1982.

              Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks


The following information regarding the Fund's investments and risks supplements the information contained in the Fund's Prospectuses.


Foreign Securities. The Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or Global Depositary Receipts (GDRs) (collectively, Depositary Receipts) in other securities of foreign issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities and there may be delays and risks attendant in local settlement procedures. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability, the possible nationalization of issuers and the risk of expropriation or restrictions on the repatriation of proceeds of sale. In addition, foreign investments may be subject to withholding and other taxes.

Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs, which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depositary Receipt programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. The Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker/dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a US Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. The Fund's repurchase agreements will at all times be fully collateralized.

Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. As a matter of fundamental policy, the Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may from time to time borrow money to increase its portfolio of securities. It may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. The Fund may pledge its assets only to the extent necessary to effect permitted borrowing of up to 15% of its total assets on a secured basis. These limits may be changed only by a vote of the shareholders. Current asset value coverage of three times any amount borrowed is required at all times.

Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit the Fund's net investment income in any given period.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of the Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause net asset value to decline more than would otherwise be the case.

Rights and Warrants. The Fund may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in the Fund's investment restrictions regarding such securities.

The Fund may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Fund's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

Lending of Portfolio Securities. The Fund may lend portfolio securities to broker/dealers or other institutions, if the investment manager believes such loans will be beneficial to the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

Put Options. The Fund may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the market price of an underlying security held by the Fund. The Fund will not purchase options for speculative purposes.

Purchasing a put option gives the Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. This hedge protection is provided during the life of the put option since the Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, the Fund would let the option expire resulting in a reduced profit on the underlying security equal to the cost of the put option premium and transaction costs.

When the Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. The cost of the put option is limited to the premium plus commission paid. The Fund's maximum financial exposure will be limited to these costs.

The Fund may purchase both listed and over-the-counter put options. The Fund will be exposed to the risk of counterparty nonperformance in the case of over-the-counter put options.

Put options on securities may not be available to the Fund on reasonable terms in many situations and the Fund may frequently choose not to purchase options even when they are available. The Fund's ability to engage in option transactions may be limited by tax considerations.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the Fund's outstanding voting securities. Under these policies, the Fund may not:

- Borrow money, except in an amount not to exceed one-third of the value of its total assets less liabilities other than such borrowing; or mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings of up to 15% of its total assets on a secured basis;

- Purchase securities on "margin," or sell "short," write or purchase put, call, straddle or spread options, except that the Fund may purchase put options solely for the purpose of hedging against a decline in the price of securities held in the Fund's portfolio;

- Invest more than 5% of its total assets (taken at market) in securities of any one issuer other than the US Government, its agencies or instrumentalities, buy more than 10% of the voting securities of any issuer, or invest to control or manage any company;

- Invest more than 25% of the value of its total assets in any one industry, except that the Fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries, except when investing for temporary defensive purposes;

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for directors;

- Purchase or sell commodities and commodity contracts or purchase or hold real estate;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security; or

- Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, or the entry into repurchase agreements may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940, as amended (1940 Act), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the years ended December 31, 2000 and 1999 were 106.93% and 119.23%, respectively.

                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

           Name,                                                                       Principal
         (Age) and              Position(s) Held                                 Occupation(s) During
          Address                   With Fund                                        Past 5 Years
          -------                   ---------                                        ------------
     William C. Morris*        Director, Chairman of     Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief Executive
            (63)                 the Board, Chief        Officer, the Seligman Group of investment companies; Chairman, Seligman
                               Executive Officer and     Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc., ceramic
                                  Chairman of the        proppants for oil and gas industry; and Director, Seligman Data Corp.,
                                Executive Committee      Kerr-McGee Corporation, diversified energy company. Formerly, Director,
                                                         Daniel Industries Inc., manufacturer of oil and gas metering equipment.

           Name,                                                                       Principal
         (Age) and              Position(s) Held                                 Occupation(s) During
          Address                   With Fund                                        Past 5 Years
          -------                   ---------                                        ------------
       Brian T. Zino*          Director, President       Director and President, J. & W. Seligman & Co. Incorporated; President
            (49)                and Member of the        (with the exception of Seligman Quality Municipal Fund, Inc. and Seligman
                               Executive Committee       Select Municipal Fund, Inc.) and Director or Trustee, the Seligman Group of
                                                         investment companies; Chairman, Seligman Data Corp.; Member of the Board of
                                                         Governors of the Investment Company Institute; and Vice Chairman, ICI
                                                         Mutual Insurance Company, Seligman Advisors, Inc., and Seligman Services,
                                                         Inc.

       John R. Galvin               Director             Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University;
            (72)                                         Director or Trustee, the Seligman Group of investment companies; Chairman
     2714 Jodeco Circle,                                 Emeritus, American Council on Germany; Governor of the Center for Creative
     Jonesboro, GA 30236                                 Leadership; Director, Raytheon Co., electronics; National Defense
                                                         University; and the Institute for Defense Analyses. Formerly, Director,
                                                         USLIFE Corporation, life insurance; Ambassador, U.S. State Department for negotiations in Bosnia; Distinguished Policy Analyst at Ohio State
                                                         University and Olin Distinguished Professor of National Security Studies at
                                                         the United States Military Academy. From June 1987 to June 1992, he was the
                                                         Supreme Allied Commander, Europe and the Commander-in-Chief, United States
                                                         European Command.

      Alice S. Ilchman              Director             President Emeritus, Sarah Lawrence College; Director or Trustee, the
            (66)                                         Seligman Group of investment companies; Trustee, the Committee for Economic
    18 Highland Circle,                                  Development; Chairman, The Rockefeller Foundation, charitable foundation;
    Bronxville, NY 10708                                 and Director, Public Broadcasting Service (PBS). Formerly, Trustee, The
                                                         Markle Foundation, philanthropic organization; and Director, New York
                                                         Telephone Company; and International Research and Exchange Board,
                                                         intellectual exchanges.

      Frank A. McPherson            Director             Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee
             (68)                                        Corporation, diversified energy company; Director or Trustee, the Seligman
  2601 Northwest Expressway,                             Group of investment companies; Director, Kimberly-Clark Corporation,
          Suite 805E                                     consumer products; Conoco Inc, oil exploration and production; Bank of
   Oklahoma City, OK 73112                               Oklahoma Holding Company; Baptist Medical Center; Oklahoma Chapter of the
                                                         Nature Conservancy; Oklahoma Medical Research Foundation; and National Boys
                                                         and Girls Clubs of America; and Oklahoma Foundation for Excellence in
                                                         Education. Formerly, Chairman, Oklahoma City Public Schools Foundation; and
                                                         Director, Federal Reserve System's Kansas City Reserve Bank, the Oklahoma
                                                         City Chamber of Commerce, and Member of the Business Roundtable.

       John E. Merow                Director             Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;
            (71)                                         Director or Trustee, the Seligman Group of investment companies; Director,
     125 Broad Street,                                   Commonwealth Industries, Inc., manufacturers of aluminum sheet products;
     New York, NY 10004                                  the Foreign Policy Association; Municipal Art Society of New York; the U.S.
                                                         Council for International Business; and Vice Chairman, New
                                                         York-Presbyterian Healthcare System, Inc. Life Trustee, New
                                                         York-Presbyterian Hospital; and Member of the American Law Institute and
                                                         Council on Foreign Relations.

      Betsy S. Michel               Director             Attorney; Director or Trustee, the Seligman Group of investment companies;
            (59)                                         Trustee, The Geraldine R. Dodge Foundation, charitable foundation; and
       P.O. Box 719,                                     World Learning, Inc. Formerly, Chairman of the Board of Trustees of St.
    Gladstone, NJ 07934                                  George's School (Newport, RI) and Director, the National Association of
                                                         Independent Schools (Washington, DC).

           Name,                                                                       Principal
         (Age) and              Position(s) Held                                 Occupation(s) During
          Address                   With Fund                                        Past 5 Years
          -------                   ---------                                        ------------
      James C. Pitney               Director             Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director or
            (75)                                         Trustee, the Seligman Group of investment companies. Formerly, Director,
   Park Avenue at Morris                                 Public Service Enterprise Group, public utility.
          County,
 P.O. Box 1945, Morristown,
          NJ 07962

      Leroy C. Richie               Director             Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.; Director
            (60)                                         or Trustee, the Seligman Group of investment companies (except Seligman
Q Standards Worldwide, Inc.                              Cash Management Fund, Inc.); Director, Kerr-McGee Corporation, diversified
 920 E. Lincoln, Suite 11,                               energy company; and Infinity, Inc.; Chairman, Highland Park Michigan
    Birmingham, MI 48009                                 Economic Development Corp; Trustee, New York University Law Center
                                                         Foundation and Vice Chairman, Detroit Medical Center. Formerly, Chairman
                                                         and Chief Executive Officer, Capital Coating Technologies, Inc., applied coating technologies company; Vice President and General Counsel,
                                                         Automotive Legal Affairs, Chrysler Corporation.

      James Q. Riordan              Director             Director or Trustee, the Seligman Group of investment companies; Director
            (74)                                         or Trustee, The Houston Exploration Company, oil exploration; The Brooklyn
 2893 S.E. Ocean Boulevard,                              Museum, KeySpan Energy Corporation; and, the Committee for Economic
      Stuart, FL 34996                                   Development. Formerly, Co-Chairman of the Policy Council of the Tax
                                                         Foundation; Director, Tesoro Petroleum Companies, Inc. and Dow Jones &
                                                         Company, Inc., a business and financial news company; Director and
                                                         President, Bekaert Corporation, high-grade steel cord, wire and fencing products company; and Vice Chairman, Exxon Mobil Corporation, petroleum and petrochemicals company; and Director, Public Broadcasting Service (PBS).

      Robert L. Shafer              Director             Retired Vice President, Pfizer Inc., pharmaceuticals; Director or Trustee,
            (69)                                         the Seligman Group of investment companies. Formerly, Director, USLIFE
     96 Evergreen Avenue,                                Corporation, life insurance.
       Rye, NY 10580

      James N. Whitson              Director             Retired Executive Vice President and Chief Operating Officer, Sammons
            (66)                                         Enterprises, Inc., a diversified holding company; Director or Trustee, the
  6606 Forestshire Drive,                                Seligman Group of investment companies; Director, C-SPAN, cable television,
      Dallas, TX 75230                                   and CommScope, Inc., manufacturer of coaxial cables.

        Paul H. Wick           Vice President and        Director and Managing Director, J. & W. Seligman & Co. Incorporated, since
            (39)                Portfolio Manager        January 1995 and November 1997, respectively; Vice President and Portfolio
                                                         Manager, Seligman Global Fund Series, Inc., Seligman Portfolios, Inc.,
                                                         Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II,
                                                         Inc. He joined J. & W. Seligman & Co. Incorporated in 1987 as an Associate,
                                                         Investment Research.

       Thomas G. Rose            Vice President          Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated,
            (43)                                         Seligman Advisors, Inc., and Seligman Data Corp.; Vice President, the
                                                         Seligman Group of investment companies, Seligman Services, Inc. and
                                                         Seligman International, Inc. Formerly, Treasurer, the Seligman Group of
                                                         investment companies and Seligman Data Corp.

           Name,                                                                       Principal
         (Age) and              Position(s) Held                                 Occupation(s) During
          Address                   With Fund                                        Past 5 Years
          -------                   ---------                                        ------------
     Lawrence P. Vogel           Vice President          Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman
            (45)                  and Treasurer          & Co. Incorporated.; Vice President and Treasurer, the Seligman Group of
                                                         investment companies. Formerly, Senior Vice President, Finance, J. & W.
                                                         Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data
                                                         Corp.; Vice President, Seligman Services, Inc.; and Treasurer, Seligman
                                                         International, Inc. and Seligman Henderson Co.

       Frank J. Nasta               Secretary            General Counsel, Senior Vice President, Law and Regulation and Corporate
            (37)                                         Secretary, J. & W. Seligman & Co. Incorporated; Secretary, the Seligman
                                                         Group of investment companies, Seligman Advisors, Inc., Seligman Services,
                                                         Inc., Seligman International, Inc. and Seligman Data Corp. Formerly,
                                                         Corporate Secretary, Seligman Henderson Co.


The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available, and to elect or appoint officers of the Fund to serve until the next meeting of the Board. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman and Mr. Brian
T. Zino, President.

Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                         Pension or          Total Compensation
                                                Aggregate            Retirement Benefits        from Fund and
              Name and                        Compensation           Accrued as Part of       Fund Complex Paid
         Position with Fund                   from Fund (1)            Fund Expenses         to Directors (1)(2)
         ------------------                   -------------            -------------         -------------------
William C. Morris, Director and Chairman             N/A                    N/A                        N/A
Brian T. Zino, Director and President                N/A                    N/A                        N/A
John R. Galvin, Director                         $11,333                    N/A                    $89,000
Alice S. Ilchman, Director                        11,333                    N/A                     92,000
Frank A. McPherson, Director                      11,305                    N/A                     89,000
John E. Merow, Director                           11,333                    N/A                     92,000
Betsy S. Michel, Director                         11,333                    N/A                     92,000
James C. Pitney, Director                         11,333                    N/A                     92,000
Leroy C. Richie, Director                          5,218                    N/A                     25,630
James Q. Riordan, Director                        11,333                    N/A                     89,000
Robert L. Shafer, Director                        11,277                    N/A                     86,000
James N. Whitson, Director                        11,333(3)                 N/A                     92,000(3)

----------
(1)  For the Fund's year ended December 31, 2000.


(2) The Seligman Group of investment companies consists of twenty-three investment companies.


(3)  Deferred.

The Fund has adopted a deferred compensation plan under which outside directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of December 31, 2000 was $52,674.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation (including earnings) in the amounts of $46,610 and $18,619, respectively, as of December 31, 2000.

The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the Fund's deferred compensation plan.



Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of investment companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless an exemption has been obtained from Seligman's Director of Compliance.


The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through an authorized dealer or investment advisor designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of November 15, 2001, there was no person or persons who controlled the Fund, either through a significant ownership of shares or any other means of control.


Principal Holders


As of November 15, 2001, 13.17% of the Fund's Class A shares of capital stock then outstanding, 21.14% of the Fund's Class B shares of capital stock then outstanding and 31.59% of the Fund's Class D shares of capital stock then outstanding, were registered in the name of Merrill Lynch, Pierce,

Fenner & Smith Incorporated for the Sole Benefit of Its Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246. As of the same period, there were no principal holders who owned 5% or more of the Fund's Class C shares or Class I shares (which are new) of the then outstanding shares of capital stock of the Fund.


Management Ownership


As of November 15, 2001, Directors and officers of the Fund as a group owned 2.01% of the Fund's Class A shares of the then outstanding shares of capital stock of the Fund. As of the same period, no Directors and officers owned shares of the Fund's Class B shares, Class C shares, Class D shares or Class I shares (which are new) of the then outstanding shares of capital stock of the Fund.



                     Investment Advisory and Other Services

Investment Manager


Subject to the control of the Fund's Board of Directors, Seligman manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Directors and the initial shareholders of the Fund (the "Management Agreement"). Seligman also serves as investment manager to twenty-two other US registered investment companies which, together with the Fund, make up the "Seligman Group." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund with respect to its investments.

Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors and Chairman and C.E.O. of the Fund, owns a majority of the outstanding voting securities of Seligman. See the Appendix to this SAI for information regarding the history of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .90% per annum of the Fund's average daily net assets on the first $3 billion of net assets, .85% per annum of the Fund's average daily net assets on the next $3 billion of net assets and
 .75% per annum of the Fund's average daily net assets in excess of $6 billion. For the year ended December 31, 2000, the Fund paid Seligman $88,032,723, equal to .82% per annum of its average daily net assets. For the year ended December 31, 1999, the Fund paid Seligman $60,149,041, equal to .86% per annum of its average daily net assets. For the year ended December 31, 1998, the Fund paid Seligman $44,375,965, equal to .88% per annum of its average daily net assets.


The Fund pays all of its expenses other than those assumed by Seligman, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.


The Management Agreement provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Management Agreement was initially approved by the Board of Directors at a Meeting held on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. Amendments to the Management Agreement, effective February 8, 1996, to increase the fee rate payable to Seligman by the Fund, were approved by the Board of Directors on September 21, 1995 and by the shareholders at a special meeting held on February 7, 1996. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, as amended February 8, 1996, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                            Regular Dealer
                                Sales Charge          Sales Charge            Reallowance
                                 as a % of            as a % of Net            as a % of
Amount of Purchase           Offering Price(1)       Amount Invested        Offering Price
------------------           -----------------       ---------------        --------------
Less than $50,000                  4.75%                  4.99%                   4.25%
$50,000  -  $99,999                4.00                   4.17                    3.50
$100,000  -  $249,999              3.50                   3.63                    3.00
$250,000  -  $499,999              2.50                   2.56                    2.25
$500,000  -  $999,999              2.00                   2.04                    1.75
$1,000,000 and over                  0                      0                       0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                            Regular Dealer
                                   Sales Charge          Sales Charge         Reallowance
                                    as a % of           as a % of Net          as a % of
Amount of Purchase              Offering Price(1)      Amount Invested      Offering Price
------------------              -----------------      ---------------      --------------
Less than  $100,000                     1.00%                 1.01%               1.00%
$100,000  -  $249,999                   0.50                  0.50                0.50
$250,000  -  $1,000,000                 0                     0                   0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services, Inc., (Seligman Services) an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the years ended December 31, 2000, 1999 and 1998, Seligman Services received commissions in the amounts of $354,720, $240,973 and $404,711, respectively.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B, Class C and Class D shares. (There is no administration, shareholder services and distribution fee in respect of either Fund's Class I shares.) Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of shares of the Fund, as well as to discourage redemptions.


Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. Expenses of distribution activities that benefit both the Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the year ended December 31, 2000 was $15,590,378, equivalent to .25% per annum of the Class A shares' average daily net assets.

Class B


Under the 12b-1 Plan, the Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to one or more third parties, which have purchased Seligman Advior's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) a payment of up to .35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If the Fund's 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors or the Purchasers with respect to Class B shares. The total amount paid by the Fund in respect of Class B shares for the year ended December 31, 2000 was $22,961,088, equivalent to 1% per annum of the Class B shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C share sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the year ended December 31, 2000 was $2,711,340, equivalent to 1% per annum of the Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2000, Seligman Advisors incurred $3,523,540 of unreimbursed expenses in respect of the Fund's Class C shares. This amount is equal to 1.50% of the net assets of Class C shares at December 31, 2000.

If the Fund's 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by

Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the year ended December 31, 2000 was $19,058,270, equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2000, Seligman Advisors did not incur unreimbursed expenses in respect of the Fund's Class D shares at December 31, 2000.

If the Fund's 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.

Payments made by the Fund under the 12b-1 Plan for the year ended December 31, 2000, were spent on the following activities in the following amounts:

                                           Class A        Class B*         Class C          Class D
                                           -------        --------         -------          -------
Compensation to underwriters                 $-0-          $-0-            $2,508,249       $2,016,694
Compensation to broker/dealers           $15,590,378       $5,762,194        $203,091      $17,041,576
Other*                                       $-0-         $17,198,894       $-0-             $-0-


* Payment is made to the Purchasers to compensate it for having funded at the time of sale, payments to broker/dealers and underwriters.


The 12b-1 Plan was approved on July 16, 1992 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Directors) and was approved by shareholders of the Fund at a Special Meeting of the Shareholders held on November 23, 1992. The 12b-1 Plan became effective in respect of the Class A shares on January 1, 1993. The 12b-1 Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class B shares on April 22, 1996. The 12b-1 Plan was approved in respect of the Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan was approved in respect of the Class D shares on March 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class D shares on May 1, 1993. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class. If the amount payable in respect of Class A shares under the 12b-1 Plan is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plan may be made except by vote of a majority of both the Directors and the Qualified Directors.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors. The 12b-1 Plan is reviewed by the Directors annually.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation pursuant to the Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the years ended December 31, 2000, 1999 and 1998, Seligman Services received distribution and service fees pursuant to the Fund's 12b-1 Plan of $1,495,566, $1,157,165 and $980,100, respectively.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

For the years ended December 31, 2000, 1999 and 1998, the Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $12,070,782, $8,948,178 and $9,044,621, respectively.

Commissions

For the years ended December 31, 2000, 1999 and 1998, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Fund.

Directed Brokerage

During the year ended December 31, 2000, neither the Fund nor Seligman, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed any of the Fund's brokerage transactions to a broker because of research services provided.

Regular Broker-Dealers

During the year ended December 31, 2000, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       Capital Stock and Other Securities

Capital Stock


The Fund is authorized to issue 1,000,000,000 shares of capital stock, each with a par value of $0.10, divided into five classes, designated Class A common stock, Class B common stock, Class C common stock, Class D common stock and Class I common stock. Each share of the Fund's Class A, Class B, Class C, Class D and Class I common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Fund has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


Other Securities

The Fund has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.


Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Member Sales Charge Reductions. Class A shares of the Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               --------------------------------------------------


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectuses.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and Class A shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of Class A shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectuses. The value of the Class A shares owned, including the value of Class A shares of Seligman Cash Management Fund acquired in an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through an authorized dealer or financial advisor or directly with Seligman Advisors, however, this applies only if Seligman Advisors is notified by an investor or authorized dealer or financial advisor of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectuses, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.


Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:


     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund's Prospectuses, reports, and other shareholder communications.


     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales charges in the Prospectuses applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales to eligible employee benefit plans are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.


Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;


(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;


(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.


CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more either alone or through a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e., pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.


See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B

Class B shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                  CDSC
--------------------                                  ----
Less than 1 year ...................................   5%
1 year or more but less than 2 years ...............   4%
2 years or more but less than 3 years ..............   3%
3 years or more but less than 4 years ..............   3%
4 years or more but less than 5 years ..............   2%
5 years or more but less than 6 years ..............   1%
6 years or more ....................................   0%

Approximately eight years after purchase, Class B shares will convert automatically into Class A shares. Shares purchased through reinvestment of dividends and distribution on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Systematic Withdrawals. Class B, Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund, may use the Systematic Withdrawal Plan to withdraw up to 12%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program;

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence.

If, with respect to a redemption of any Class A, Class B, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Class I

Class I shares are not subject to any initial or contingent sales charges or distribution expense. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by a "qualified State tuition program" (with the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors.


Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.


NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B, Class C and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares, which in turn will be lower than the NAV of Class I shares, which have no 12b-1 fee and which may have lower other expenses.


Portfolio securities are valued at the last sales price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE.

For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B, Class D and Class I shares are sold at NAV(2). Using each Class's NAV at June 30, 2001 (except Class I shares, which commence operations effective November 30, 2001), the maximum offering price of the Fund's shares is as follows:

Class A
     Net asset value per share.....................................     $28.33
     Maximum sales charge (4.75% of offering price)................       1.41
                                                                        ------
     Offering price to public......................................     $29.74
                                                                        ======
Class B
     Net asset value and offering price per share(2) ..............     $25.34
                                                                        ======

Class C
     Net asset value per share.....................................     $25.33
     Maximum sales charge (1.00% of offering price(1)).............        .26
                                                                        ------
     Offering price to public......................................     $25.59
                                                                        ======

Class D
     Net asset value and offering price per share(2) ..............     $25.32
                                                                        ======

----------
(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.

(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind


The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or
(iii) such other periods as ordered by the SEC for the protection of the Fund's shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.


                              Taxation of the Fund

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders generally will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.


In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.


The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on the basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's capital stock, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares of the Fund for the years ended December 31, 2000, 1999 and 1998 amounted to $19,817,648, $13,393,338 and $14,019,918, respectively, of which $2,203,084, $1,484,868 and
$1,537,225, respectively, was retained by Seligman Advisors. Total initial sales charges paid by shareholders of Class C shares of the Fund for the year ended December 31, 2000 and the period from May 27, 1999 (inception) to December 31, 1999 amounted to $2,946,808 and $900,067, respectively, none of which was retained by Seligman Advisors. No Class C shares of the Fund were issued or outstanding during the year ended December 31, 1998.

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the year ended December 31, 2000:

             Net Underwriting                   Compensation on
              Discounts and               Redemptions and Repurchases
     Commissions (Class A and Class C    (CDSC on Class A, Class C and           Brokerage                Other
         Sales Charges Retained)            Class D Shares Retained)            Commissions         Compensation (1)
         -----------------------            ------------------------            -----------         ----------------
                $2,203,084                          $666,906                        $-0-                $892,194


(1) Seligman Advisors has sold its rights to collect the distribution fees paid by the Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under "Rule 12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from the Purchasers based on the value of Class B shares sold. Such payments received for the year ended December 31, 2000 are reflected in the table.


Other Payments


Seligman Advisors shall pay authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million;
 .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and
 .25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A


The average annual total returns for the Fund's Class A shares for the one-, five-, and ten-year periods through June 30, 2001, were (35.76)%, 17.74% and 23.94%, respectively. These returns were computed by subtracting the maximum sales charge of 4.75% of the public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund over the relevant periods were reinvested. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon such redemption (i.e., the average annual compound rate of return). Table A below illustrates the total return (income and capital) on the Fund's Class A shares, assuming all dividend and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class A shares made on December 31, 1990 had a value of $9,125 on December 31, 2000, resulting in an aggregate total return of 812.47%.


Class B


The average annual total returns for the Fund's Class B shares for the one-and five-year periods ended June 30, 2001 and for the period from April 22, 1996 (inception) through June 30, 2001, were (35.86)%, 17.78% and 15.71%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by the Fund's Class B shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-year period and the period from inception, the entire amount was redeemed, subtracting the applicable CDSC. Table B illustrates the total return (income and capital) on the Fund's Class B shares, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class B shares made on April 22, 1996 (commencement of operations of Class B shares) had a value of $1,901 on December 31, 2000, resulting in an aggregate total return of 90.13%.


Class C


The average annual total returns for the Fund's Class C shares for the one-year period ended June 30, 2001 and the period from May 27, 1999 (inception) through June 30, 2001, were (34.22)% and 7.37%, respectively. These returns were computed by subtracting the maximum sales charge of 1.00% of the public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund's Class C shares over the relevant periods were reinvested. It was then assumed that at the end of the one-year period and the period from inception, the entire amount was redeemed, subtracting the 1% CDSC. Table C below illustrates the total return (income and capital) on the Fund's Class C shares, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class C shares, made on May 27, 1999 (commencement of operations of Class C shares) had a value of $1,041 on December 31, 2000, resulting in an aggregate total return of 4.06%.


Class D


The average annual total returns for the Fund's Class D shares for the one- and five-year periods ended June 30, 2001 and for the period from May 3, 1993 (inception) through June 30, 2001, were (33.58)%, 17.98% and 23.36%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of the one- and five-year periods and the period from inception, the entire amount was redeemed, subtracting the 1% CDSC, if applicable. Table D illustrates the total return (income and capital) on the Fund's Class D shares, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class D shares made on May 3, 1993 (commencement of operations of Class D shares) had a value of $4,977 on December 31, 2000, resulting in an aggregate total return of 397.71%.


Class I

Class I shares are new, effective November 30, 2001, so no performance information is presented.



The results shown below should not be considered a representation of the dividend income or gain or loss in capital value which may be realized from an investment made in a class of shares of the Fund today.

                                TABLE A - CLASS A

                            Value of             Value of             Value             Total Value
        Year                 Initial           Capital Gain            of                    of                   Total
      Ended(1)            Investment(2)       Distributions         Dividends          Investment(2)          Return(1)(3)
      --------            -------------       -------------         ---------          -------------          ------------
     12/31/91                 $1,243                $233               $-0-                $1,476
     12/31/92                  1,321                 410                -0-                 1,731
     12/31/93                  1,442                 897                -0-                 2,339
     12/31/94                  1,787               1,378                -0-                 3,165
     12/31/95                  2,363               2,176                -0-                 4,539
     12/31/96                  2,525               2,555                -0-                 5,080
     12/31/97                  2,497               3,749                -0-                 6,246
     12/31/98                  3,301               5,064                -0-                 8,365
     12/31/99                  5,076               9,523                -0-                14,599
     12/31/00                  2,718               6,407                -0-                 9,125                812.47%

                                TABLE B - CLASS B

                            Value of             Value of             Value             Total Value
       Period                Initial           Capital Gain            of                    of                   Total
      Ended(1)            Investment(2)       Distributions         Dividends          Investment(2)          Return(1)(3)
      --------            -------------       -------------         ---------          -------------          ------------
     12/31/96                 $1,052                 $51               $-0-                $1,103
     12/31/97                  1,020                 325                -0-                 1,345
     12/31/98                  1,337                 451                -0-                 1,788
     12/31/99                  2,018               1,077                -0-                 3,095
     12/31/00                  1,036                 865                -0-                 1,901                 90.13%

                                TABLE C - CLASS C

                            Value of             Value of             Value             Total Value
       Period                Initial           Capital Gain            of                    of                   Total
      Ended(1)            Investment(2)       Distributions         Dividends          Investment(2)          Return(1)(3)
      --------            -------------       -------------         ---------          -------------          ------------
     12/31/99                 $1,461                $215               $-0-                $1,676
     12/31/00                    765                 276                -0-                 1,041                  4.06%

                                TABLE D - CLASS D

                            Value of             Value of             Value             Total Value
       Period                Initial           Capital Gain            of                    of                   Total
      Ended(1)            Investment(2)       Distributions         Dividends          Investment(2)          Return(1)(3)
      --------            -------------       -------------         ---------          -------------          ------------
     12/31/93                 $1,088                $261               $-0-                $1,349
     12/31/94                  1,333                 474                -0-                 1,807
     12/31/95                  1,744                 828                -0-                 2,572
     12/31/96                  1,847               1,010                -0-                 2,857
     12/31/97                  1,790               1,692                -0-                 3,482
     12/31/98                  2,346               2,282                -0-                 4,628
     12/31/99                  3,544               4,474                -0-                 8,018
     12/31/00                  1,854               3,123                -0-                 4,977                397.71%

----------
(1) For the ten-year period ended December 31, 2000 for Class A shares, from commencement of operations of Class B shares on April 22, 1996, from commencement of operations of Class C shares on May 27, 1999 and from commencement of operations of Class D shares on May 3, 1993.

(2) The "Value of Initial Investment" as of the date indicated (1) reflects the effect of the maximum initial sales charge or CDSC, if applicable, (2) assumes that all dividends and capital gain distributions were taken in cash, and (3) reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" (1) reflects the effect of the CDSC, if applicable, and (2) assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of shares of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales charge for Class A shares and Class C shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

The total returns and average annual total returns of Class A shares quoted through December 31, 1992, do not reflect the deduction of 12b-1 fees because the 12b-1 Plan was implemented on January 1, 1993. The total returns and average annual total returns of Class A and Class D shares through February 7, 1996 do not reflect the increased management fee approved by shareholders on February 7, 1996, and effective February 8, 1996. These fees, if reflected, would reduce the performance quoted.


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of the Fund's Class A, Class B, Class C, Class D, and Class I shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.


The Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for the Fund (vi) descriptions or comparisons of various savings and investment products, which may not include the Fund and (vii) comparisons of investment products (including the Fund) with relevant market or industry indices or appropriate benchmarks. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, the Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.


The Fund's Promotional Material may make reference to the Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.


The Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

                              Financial Statements


The Annual and Mid-Year Reports to shareholders for the year ended December
31, 2000 and the six months ended June 30, 2001, respectively, contain a schedule of the investments of the Fund as of December 31, 2000 and June 30, 2001, respectively, as well as certain other financial information as of those dates. The financial statements and notes included in the Annual and Mid-Year Reports, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual and Mid-Year Reports will be furnished without charge to investors who request copies of this SAI.


                               General Information


Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.


Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                                    APPENDIX


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.


o Launches Seligman Tax-Aware Fund, Inc., an innovative mutual fund seeking to maximize after-tax returns.

o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.

PART C.   OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

          All Exhibits have been previously filed, except Exhibits marked with an asterisk (*), which are filed herewith.

(a)       *Articles Supplementary dated November 19, 2001.

(a)(1) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on May 28, 1999.)

(a)(2) Amended and Restated Articles of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on April 29, 1997.)

(b) By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on April 29, 1997.)

(c) Specimen Stock Certificate of Class B Capital Stock. (Incorporated by Reference to Form SE filed on April 16, 1996.)

(c)(1) Specimen Stock Certificate of Class D Capital Stock. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 14 filed on April 29, 1993.)

(d) Copy of new Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 19, 1996.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Form of new Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on April 29, 1997.)

(e)(3) Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 19, 1996.)

(e)(4) Form of Sales Agreement between Seligman Advisors, Inc. and Morgan Stanley Dean Witter & Co. (Incorporated by reference to of Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

(e)(5) Form of Sales Agreement between Seligman Advisors, Inc. and Morgan Stanley Dean Witter & Co. with respect to certain Chilean institutional investors. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

(e)(6) Form of Dealer Agreement between Seligman Advisors, Inc. and Salomon Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of Seligman Frontier Fund, Inc. (File No. 811-4078) filed on January 28, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Communications and Information Fund, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 29, 1998.)

(g) Copy of Amended Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on April 29, 1997.)

(h)       Not Applicable.

(i)       *Opinion and Consent of Counsel in respect of Class I shares.

(i)(1) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1999.)

(i)(2) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on April 29, 1997.)

(j)       *Consent of Independent Auditors.

(k)       Not Applicable.

(l) *Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and Seligman Advisors, Inc.

(l)(1) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on May 28, 1999.)

(l)(2) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 19, 1996.)

(l)(3) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on April 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on May 28, 1999.)

(m)(2) Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(n) *Plan of Multiple Classes of Shares (five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended.

(n)(1) Plan of Multiple Classes of Shares pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(p) Code of Ethics. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed with on April 28, 2000.)

(Other Exhibits)    (a) Power of Attorney for Leroy C. Richie. (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 24 filed on April 27, 2001.)

                    (b) Power of Attorney for Richard R. Schmaltz. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 29, 1998.)

                    (c) Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on April 29, 1997.)

Item 24.  Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 18 to the Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to twenty-two other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc. Seligman Common Stock Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Aware Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

          Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman, pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15798), which was filed on March 30, 2001 (Schedule D) and January 29, 2001 (Schedule A), respectively.

Item 27.  Principal Underwriters.

     (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Tax-Aware Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc.

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:

                             Seligman Advisors, Inc.
                             As of October 31, 2001

                    (1)                                           (2)                                         (3)
            Name and Principal                           Positions and Offices                       Positions and Offices
             Business Address                            with Underwriter                            with Registrant
             ----------------                            ----------------                            ---------------
           William C. Morris*                            Director                                    Chairman of the Board and Chief
                                                                                                     Executive Officer
           Brian T. Zino*                                Director                                    President and Director
           Ronald T. Schroeder*                          Director                                    None
           Thomas G. Moles*                              Director                                    Vice President
           David F. Stein*                               Director                                    None
           Stephen J. Hodgdon*                           President and Director                      None
           Charles W. Kadlec*                            Managing Director, Chief Investment         None
                                                         Strategist
           Thomas G. Rose*                               Senior Vice President, Finance              Vice President
           Edward F. Lynch*                              Senior Vice President, National             None
                                                         Sales Director
           James R. Besher*                              Senior Vice President, Divisional           None
                                                         Sales Director
           Gerald I. Cetrulo, III*                       Senior Vice President, Sales                None
           Arthur A. Condron*                            Senior Vice President, Offshore             None
                                                         Sales & Administration
           Matthew A. Digan*                             Senior Vice President, Domestic             None
                                                         Funds
           Jonathan G. Evans*                            Senior Vice President, Sales                None
           T. Wayne Knowles*                             Senior Vice President, Divisional           None
                                                         Sales Director
           Joseph Lam                                    Senior Vice President, Regional             None
           Seligman International Inc.                   Director, Asia
           Suite 1133, Central Building
           One Pedder Street
           Central Hong Kong
           Bradley W. Larson*                            Senior Vice President, Sales                None
           Michelle McCann-Rappa*                        Senior Vice President, Retirement           None
                                                         Plans
           Scott H. Novak*                               Senior Vice President, Insurance            None
           Ronald W. Pond*                               Senior Vice President, Divisional           None
                                                         Sales Director
           J. Jeffery Rold*                              Senior Vice President, Divisional           None
                                                         Sales Director
           Richard M. Potocki*                           Managing Director, Sales and Global         None
                                                         Financial Services

                             Seligman Advisors, Inc.
                             As of October 31, 2001

                    (1)                                           (2)                                         (3)
            Name and Principal                           Positions and Offices                       Positions and Offices
             Business Address                            with Underwriter                            with Registrant
             ----------------                            ----------------                            ---------------
           Fernando SanchezAlcazar                       Senior Vice President, Regional             None
           Seligman International, Inc.                  Director, Latin America
           Av. Alicia M. de Justo 550
           Piso 2
           C1007AAL Buenos Aires, Argentina
           Mr. Michele di Stefano                        Senior Vice President, Regional             None
           Seligman International UK Limited             Director, Europe/Middle East
           Berkeley Square House 2nd Floor
           Berkeley Square
           London, United Kingdom W1X 6EA
           Bruce M. Tuckey*                              Senior Vice President, Sales                None
           Andrew S. Veasey*                             Senior Vice President, Sales                None
           Charles L. von Breitenbach, II*               Senior Vice President, Managed              None
                                                         Money Services
           Jeffrey S. Dean*                              Vice President, Business Analysis           None
           Mason S. Flinn*                               Senior Vice President, National             None
                                                         Sales Manager of Retirement Plans
           Tracy A. Goldenberg*                          Vice President, Regional Retirement         None
                                                         Plans Manager
           Jody Knapp*                                   Vice President, Regional Retirement         None
                                                         Plans Manager
           Robert H. McBride*                            Vice President, Director of Marketing,      None
                                                         Latin America
           David W. Mountford*                           Vice President, Regional Retirement         None
                                                         Plans Manager
           Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                                         Plans Manager
           Nicholas Roberts*                             Vice President, Senior National             None
                                                         Accounts Manager
           Helen Simon*                                  Vice President, Sales Administration        None
           Gary A. Terpening*                            Vice President, Director of Business        None
                                                         Development
           Justine Tomcheck*                             Vice President, Strategic Investment        None
                                                         Products
           Robert Thompson*                              Vice President, Regional Retirement         None
                                                         Plans Manager
           John E. Skillman, III*                        Vice President, Portfolio Advisory,         None
                                                         Managed Money
           Joseph Williams*                              Vice President, Portfolio Advisory          None
                                                         Managed Money
           William DeSanto*                              Vice President, Portfolio Advisory,         None
                                                         Managed Money
           Kevin M. Casey                                Vice President, Regional Sales              None
           15 Woodmere Drive
           Fort Salonga, NY  11768
           Daniel R. Chambers                            Vice President, Regional Sales              None
           3705 Potomic Avenue
           Ft. Worth, TX  76107

                             Seligman Advisors, Inc.
                             As of October 31, 2001

                    (1)                                           (2)                                         (3)
            Name and Principal                           Positions and Offices                       Positions and Offices
             Business Address                            with Underwriter                            with Registrant
             ----------------                            ----------------                            ---------------
           Bradford C. Davis                             Vice President, Regional Sales              None
           241 110th Avenue SE
           Bellevue, WA  98004
           Cathy Des Jardins                             Vice President, Regional Sales              None
           PMB 152
           1705 14th Street
           Boulder, CO  80302
           Kenneth J. Dougherty                          Vice President, Regional Sales              None
           820 Gilbert Highway
           Fairfield, CT  06430
           Edward S. Finocchiaro                         Vice President, Regional Sales              None
           120 Screenhouse Lane
           Duxbury, MA  02332
           Michael C. Forgea                             Vice President, Regional Sales              None
           32 W. Anapamu Street # 186
           Santa Barbara, CA  93101
           Brett M. Frum                                 Vice President, Regional Sales              None
           1681 Lago Mar Drive
           Dayton, OH  45458
           Carla A. Goehring                             Vice President, Regional Sales              None
           11426 Long Pine Drive
           Houston, TX  77077
           Gregory J. LaVersa                            Vice President, Regional Sales              None
           1200 Springfield Avenue, Unit 4A
           New Providence, NJ  07974
           Bill Lehew                                    Vice President, Regional Sales              None
           9900 Lampkin Park Drive
           Charlotte, NC  28269
           Michael K. Lewallen                           Vice President, Regional Sales              None
           908 Tulip Poplar Lane
           Birmingham, AL  35244
           Mike Loftus                                   Vice President, Regional Sales              None
           4728 Oak Street, Apt 1134
           Kansas City, MO  64112
           Judith L. Lyon                                Vice President, Regional Sales              None
           7105 Harbour Landing
           Alpharetta, GA  30005
           Sean Maher                                    Vice President, Regional Sales              None
           471 Cornwall Court
           Severna Park, MD  21146
           Leslie A. Mudd                                Vice President, Regional Sales              None
           5243 East Calle Redonda
           Phoenix, AZ  85018
           Timothy L. O'Connell                          Vice President, Regional Sales              None
           11908 Acacia Glen Court
           San Diego, CA  92128
           Thomas P. Parnell                             Vice President, Regional Sales              None
           1575 Edgecomb Road
           St. Paul, MN  55116

                             Seligman Advisors, Inc.
                             As of October 31, 2001


                    (1)                                           (2)                                         (3)
            Name and Principal                           Positions and Offices                       Positions and Offices
             Business Address                            with Underwriter                            with Registrant
             ----------------                            ----------------                            ---------------
           Craig S. Prichard                             Vice President, Regional Sales              None
           9207 Cross Oaks Court
           Fairfax Station, VA  22039
           Michael Schell                                Vice President, Regional Sales              None
           4088 Longfellow Lane
           Hudson, OH  44236
           Diane H. Snowden                              Vice President, Regional Sales              None
           11 Thackery Lane
           Cherry Hill, NJ  08003
           Edward D. Spaulding                           Vice President, Regional Sales              None
           30 Observatory Pointe Drive
           Wilder, KY  41076
           James C. Taylor                               Vice President, Regional Sales              None
           1211 Bonnema Court
           Naperville, IL  60565
           Steven C. Wilson                              Vice President, Regional Sales              None
           83 Kaydeross Park Road
           Saratoga Springs, NY  12866
           Frank J. Nasta*                               Secretary                                   Secretary
           Sandra G. Floris*                             Assistant Vice President, Order Desk        None
           Keith R. Landry*                              Assistant Vice President, Order Desk        None
           Albert A. Pisano*                             Vice President and Compliance               None
                                                         Officer

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

     (c)  Not Applicable.

Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and record-keeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.

Item 29.  Management Services.  Not Applicable.


Item 30. Undertakings. The Registrant undertakes: (1) to furnish a copy of the Registrant's latest Annual Report and Mid-Year Report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 29th day of November, 2001.



                                             SELIGMAN COMMUNICATIONS AND
                                             INFORMATION FUND, INC.


                                             By: /s/ William C. Morris
                                                 -------------------------------
                                                     William C. Morris, Chairman



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities indicated on November 29, 2001.



            Signature                                 Title
            ---------                                 -----

/s/ William C. Morris                        Chairman of the Board (Principal
---------------------------------            Executive Officer) and Director
    William C. Morris


/s/ Brian T. Zino                            Director and President
---------------------------------
    Brian T. Zino


/s/ Lawrence P. Vogel                        Treasurer
---------------------------------
    Lawrence P. Vogel


John R. Galvin, Director         )
Alice S. Ilchman, Director       )
Frank A. McPherson, Director     )
John E. Merow, Director          )
Betsy S. Michel, Director        )
James C. Pitney, Director        )           /s/ Brian T. Zino
James Q. Riordan, Director       )           -----------------------------------
Leroy C. Richie, Director        )               Brian T. Zino, Attorney-in-Fact
Robert L. Shafer, Director       )
James N. Whitson, Director       )

               SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
                     Post-Effective Amendment No. 25 to the
                       Registration Statement of Form N-1A

                                  EXHIBIT INDEX



Form N-1A Item No.           Description
------------------           -----------

Item 23(a)                   Articles Supplementary.

Item 23(i)                   Opinion and Consent of Counsel in respect of Class
                             I shares.

Item 23(j)                   Consent of Independent Auditors.

Item 23(l) Purchase Agreement (Investment Letter) of Initial Capital in respect of Class I shares between Registrant and Seligman Advisors, Inc.

Item 23(n)                   Plan of Multiple Classes of Shares (five Classes).